Salt High truBeta™ US Market ETF
Salt High truBeta™ US Market ETF
Salt High truBetaTM US Market ETF (SLT)

 (the “Fund”)

January 14, 2019

Supplement to the

Summary Prospectus, Prospectus, and Statement of Additional Information
 dated May 9, 2018, as previously supplemented

Effective immediately, the management fee for the Fund has been reduced to an annual rate of 0.29% of the Fund’s average daily net assets. All references to the Fund’s management fee in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are revised to reflect the reduced amount.

The following information replaces the sections of the Summary Prospectus and Prospectus entitled “Fees and Expenses of the Fund” and “Expense Example”:

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Salt High truBeta™ US Market ETF Salt High truBeta US Market ETF
Management Fees	0.29%	[1]
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.29%
[1]	Restated to reflect the Fund's contractual management fee effective January 14, 2019.
[2]	Estimated for the current fiscal year.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years
Salt High truBeta™ US Market ETF | Salt High truBeta US Market ETF | USD ($)	30	93

Please retain this Supplement with your Summary Prospectus, Prospectus, and Statement of Additional Information for future reference.